Cover	Jun. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2023
Entity File Number	333-218733
Entity Registrant Name	Yijia Group Corp.
Entity Central Index Key	0001699709
Entity Tax Identification Number	35-2583762
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	30 N Gould St.
Entity Address, Address Line Two	Suite 22545
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	(310)
Local Phone Number	266-3738
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false